Related party transactions	12 Months Ended
Dec. 31, 2020
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Related party transactions
36. Related party transactions
Joint ventures and associates
In 2020, the Group disposed of its interests in Penguin Random House and therefore Penguin Random House is no longer a related party. Prior to the completion of the sale of Penguin Random House, the Group received dividends of £1m (2019: £64m) from Penguin Random House. Loans to Penguin Random House of £49m which were outstanding at 31 December 2019 were repaid at the point of disposal.

Key management personnel
Key management personnel are deemed to be the members of the Pearson Executive Management team. It is this Committee which had responsibility for planning, directing and controlling the activities of the Group in 2020. Key management personnel compensation is disclosed below:

All figures in £millions	2020	2019
Short-term employee benefits	6	5
Retirement benefits	1	1
Share-based payment costs	6	4

Total	13	10

There were no other material related party transactions. No guarantees have been provided to related parties.